Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
		June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	35,975	464,473
Brand (Note 3)	1,284,000	87,769	1,196,231
Technology (Note 3)	1,475,000	201,651	1,273,349
	$3,382,591	$325,395	$3,057,196
		December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	19,293	481,155
Brand (Note 3)	1,284,000	23,569	1,260,431
Technology (Note 3)	1,475,000	54,151	1,420,849
	$3,382,591	$97,013	$3,285,578

	2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	19,293	481,155
Brand (Note 3)	1,284,000	23,569	1,260,431
Technology (Note 3)	1,475,000	54,151	1,420,849
	$3,382,591	$97,013	$3,285,758
	2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
	$123,143	$—	$123,143

Schedule of amortization expense intangible assets

2022	$456,763
2023	456,763
2024	456,763
2025	456,763
2026	402,612
$2,229,664